Accounts and notes payable	12 Months Ended
Dec. 31, 2025
Accounts and notes payable
Accounts and notes payable

11.  Accounts and notes payable

The Group measures accounts payable and notes payable at amortized cost considering they are arising from transactions with suppliers in the normal course of business and are due in customary trade terms not exceeding one year.

	As of December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Accounts payable	2,546,105	2,718,941
Notes payable(a)	7,291	—
Total accounts and notes payable	2,553,396	2,718,941
(a)	The Group’s notes payable mainly include short-term notes, typically with terms between 3 to 9 months which are provided to the Group’s suppliers and manufacturers. Notes payable as of December 31, 2024 and 2025 were secured by restricted cash of RMB1,318 thousand and nil held in designated bank accounts, respectively.

The Group has a supplier finance program whereby they have entered into payment processing agreements with several financial institutions. Under these agreements, the financial institutions act as paying agents with respect to accounts payable due to certain suppliers. Participating suppliers may, at their sole discretion, elect to receive payment for one or more of the payment obligations, prior to their scheduled due dates, at a discounted price from participating financial institutions. The Group is not a party to the agreements between the participating financial institutions and the suppliers in connection with the program, and the Group’s rights and obligations to suppliers are not impacted. The Group does not reimburse suppliers for any costs they incur for participation in the program. The Group has no economic interest in their suppliers’ decision to participate in the program. The Group’s responsibility is limited to making payment to the respective financial institution according to the terms originally negotiated with the supplier, regardless of whether the supplier elects to receive early payment from the financial institution.

The payment terms negotiated with suppliers are consistent, irrespective of whether a supplier participates in the program. Current payment terms with a majority of suppliers generally range from 60 to 180 days, which the Group deems to be commercially reasonable. The obligations to suppliers, including amounts due and scheduled payment terms, are not impacted by the program. The outstanding payment obligations under the supplier finance program were RMB342,647 thousand and RMB439,852 thousand as of December 31, 2024 and 2025, respectively, and are recorded within accounts payable on the consolidated balance sheets. The restricted cash pledged for the outstanding payment obligations were RMB55,692 thousand and nil as of December 31, 2024 and 2025, respectively, and are recorded within restricted cash on the consolidated balance sheets. The Group does not pledge any other assets as security as part of the program. The associated payments are included in operating activities within the consolidated statements of cash flows.

11.  Accounts and notes payable (continued)

The roll-forwards of the Group’s outstanding obligations confirmed as valid under its supplier finance program for years ended December 31, 2024 and 2025, are as follows:

	Year ended December 31,
	2024	2025
	RMB	RMB
	(in thousands)

Balance at the beginning of the year	221,523	342,647
Invoices confirmed during the year	664,691	869,250
Confirmed invoices paid during the year	(543,567)	(772,045)
Balance at the end of the year	342,647	439,852